PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Aerospace & Defense – 1.0%
64,870	Aerojet Rocketdyne Holdings, Inc.(a)	$3,428,379
36,809	BWX Technologies, Inc.	2,218,847

		5,647,226

	Auto Components – 3.2%
134,171	Cooper Tire & Rubber Co.	5,433,925
288,336	Dana, Inc.	5,628,319
20,928	Fox Factory Holding Corp.(a)	2,212,299
38,655	LCI Industries	5,012,780

		18,287,323

	Banks – 13.5%
158,448	Ameris Bancorp	6,032,115
185,530	Atlantic Union Bankshares Corp.	6,111,358
172,148	BancorpSouth Bank	4,723,741
147,547	Bryn Mawr Bank Corp.	4,514,200
215,661	CVB Financial Corp.	4,205,390
271,568	Home BancShares, Inc.	5,290,145
234,144	OceanFirst Financial Corp.	4,362,103
95,010	Pinnacle Financial Partners, Inc.	6,118,644
132,588	Popular, Inc.	7,467,356
76,931	Prosperity Bancshares, Inc.	5,335,934
62,945	South State Corp.	4,550,924
133,304	TCF Financial Corp.	4,934,914
146,089	Triumph Bancorp, Inc.(a)	7,092,621
113,313	Wintrust Financial Corp.	6,922,291

		77,661,736

	Beverages – 1.0%
364,847	Primo Water Corp.	5,720,801

	Biotechnology – 1.6%
45,738	Emergent BioSolutions, Inc.(a)	4,098,125
31,964	United Therapeutics Corp.(a)	4,851,815

		8,949,940

	Building Products – 2.6%
45,224	American Woodmark Corp.(a)	4,244,273
52,093	Armstrong World Industries, Inc.	3,875,198
84,378	Quanex Building Products Corp.	1,870,660
85,538	UFP Industries, Inc.	4,751,636

		14,741,767

	Capital Markets – 1.9%
270,858	Donnelley Financial Solutions, Inc.(a)	4,596,460
120,154	Stifel Financial Corp.	6,062,971

		10,659,431

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 3.5%
41,766	Ashland Global Holdings, Inc.	$3,307,867
86,315	Cabot Corp.	3,873,817
48,315	Ingevity Corp.(a)	3,658,895
220,616	Valvoline, Inc.	5,105,054
75,242	WR Grace & Co.	4,124,767

		20,070,400

	Commercial Services & Supplies – 3.3%
55,355	Clean Harbors, Inc.(a)	4,212,516
133,759	Harsco Corp.(a)	2,404,987
88,006	IAA, Inc.(a)	5,718,630
119,571	KAR Auction Services, Inc.	2,225,216
68,491	McGrath RentCorp	4,595,746

		19,157,095

	Communications Equipment – 0.8%
300,248	Viavi Solutions, Inc.(a)	4,496,214

	Construction & Engineering – 2.3%
116,522	AECOM(a)	5,800,465
135,385	Arcosa, Inc.	7,436,698

		13,237,163

	Consumer Finance – 0.5%
49,592	PROG Holdings, Inc.	2,671,521

	Distributors – 0.6%
120,785	Core-Mark Holding Co., Inc.	3,547,455

	Diversified Consumer Services – 0.7%
83,035	frontdoor, Inc.(a)	4,169,187

	Diversified Financial Services – 0.9%
110,496	Cannae Holdings, Inc.(a)	4,891,658

	Diversified Telecommunication Services – 0.4%
204,894	Liberty Latin America Ltd., Class C(a)	2,272,274

	Electric Utilities – 1.5%
83,598	ALLETE, Inc.	5,178,060
99,076	NRG Energy, Inc.	3,720,304

		8,898,364

	Electrical Equipment – 1.6%
44,509	Atkore International Group, Inc.(a)	1,829,765
35,577	AZZ, Inc.	1,687,773
309,757	Vertiv Holdings Co.	5,783,163

		9,300,701

	Electronic Equipment, Instruments & Components – 4.5%
126,191	Kimball Electronics, Inc.(a)	2,017,794
23,662	Littelfuse, Inc.	6,025,765
162,530	Methode Electronics, Inc.	6,221,648

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
32,899	SYNNEX Corp.	$2,679,295
358,959	TTM Technologies, Inc.(a)	4,951,839
110,892	Vontier Corp.(a)	3,703,793

		25,600,134

	Energy Equipment & Services – 1.8%
402,714	ChampionX Corp.(a)	6,161,524
90,890	DMC Global, Inc.	3,930,993

		10,092,517

	Entertainment – 1.2%
139,588	Liberty Media Corp.-Liberty Braves, Class C(a)	3,472,949
32,547	Madison Square Garden Entertainment Corp.(a)	3,418,737

		6,891,686

	Food Products – 2.8%
95,208	Darling Ingredients, Inc.(a)	5,491,597
22,737	J&J Snack Foods Corp.	3,532,648
283,109	Nomad Foods Ltd.(a)	7,196,631

		16,220,876

	Health Care Equipment & Supplies – 2.1%
26,003	CONMED Corp.	2,912,336
125,538	Inmode Ltd.(a)	5,960,544
158,911	Lantheus Holdings, Inc.(a)	2,143,710
7,417	Quidel Corp.(a)	1,332,464

		12,349,054

	Health Care Providers & Services – 0.6%
46,740	AMN Healthcare Services, Inc.(a)	3,190,005

	Health Care Technology – 1.0%
384,998	Allscripts Healthcare Solutions, Inc.(a)	5,559,371

	Hotels, Restaurants & Leisure – 2.7%
34,990	Churchill Downs, Inc.	6,815,702
16,625	Cracker Barrel Old Country Store, Inc.	2,193,170
47,411	Marriott Vacations Worldwide Corp.	6,505,738

		15,514,610

	Household Durables – 1.7%
27,664	Helen of Troy Ltd.(a)	6,146,664
120,060	Skyline Champion Corp.(a)	3,714,657

		9,861,321

	Independent Power & Renewable Electricity Producers – 1.8%
113,094	NextEra Energy Partners LP	7,582,952
148,639	Vistra Corp.	2,922,243

		10,505,195

	Industrial Conglomerates – 0.6%
108,877	Raven Industries, Inc.	3,602,740

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 1.7%
142,727	Employers Holdings, Inc.	$4,594,382
101,483	First American Financial Corp.	5,239,567

		9,833,949

	Internet & Direct Marketing Retail – 0.4%
208,714	Qurate Retail, Inc., Class A	2,289,593

	IT Services – 6.3%
56,419	Concentrix Corp.(a)	5,568,555
96,922	CSG Systems International, Inc.	4,368,275
36,452	Euronet Worldwide, Inc.(a)	5,282,624
183,739	Perspecta, Inc.	4,424,435
66,617	Science Applications International Corp.	6,304,633
252,186	Unisys Corp.(a)	4,963,020
25,437	WEX, Inc.(a)	5,177,193

		36,088,735

	Leisure Products – 1.0%
74,998	Brunswick Corp.	5,717,848

	Machinery – 6.8%
48,038	Alamo Group, Inc.	6,626,842
54,675	Albany International Corp., Class A	4,014,239
122,281	Altra Industrial Motion Corp.	6,778,036
123,325	Columbus McKinnon Corp.	4,740,613
26,114	John Bean Technologies Corp.	2,973,601
46,463	Kadant, Inc.	6,550,354
103,261	Miller Industries, Inc.	3,925,983
104,442	TriMas Corp.(a)	3,307,678

		38,917,346

	Media – 2.7%
247,673	Gray Television, Inc.(a)	4,430,870
69,305	John Wiley & Sons, Inc., Class A	3,164,466
49,596	Liberty Broadband Corp., Class C(a)	7,854,519

		15,449,855

	Multi-Utilities – 1.6%
187,373	MDU Resources Group, Inc.	4,935,405
75,677	NorthWestern Corp.	4,412,726

		9,348,131

	Oil, Gas & Consumable Fuels – 0.4%
126,150	Delek U.S. Holdings, Inc.	2,027,230

	Pharmaceuticals – 1.6%
52,945	Catalent, Inc.(a)	5,509,986
139,461	Supernus Pharmaceuticals, Inc.(a)	3,508,839

		9,018,825

	Professional Services – 1.5%
40,866	Insperity, Inc.	3,327,310

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
115,610	Korn Ferry	$5,029,035

		8,356,345

	REITs - Single Tenant – 1.0%
85,529	Agree Realty Corp.	5,694,521

	REITs - Storage – 0.8%
139,787	CubeSmart	4,698,241

	REITs - Warehouse/Industrials – 3.5%
160,564	Americold Realty Trust	5,993,854
52,482	CyrusOne, Inc.	3,839,058
122,767	Rexford Industrial Realty, Inc.	6,029,087
140,971	STAG Industrial, Inc.	4,415,212

		20,277,211

	Semiconductors & Semiconductor Equipment – 1.6%
43,567	Advanced Energy Industries, Inc.(a)	4,224,692
194,440	Tower Semiconductor Ltd.(a)	5,020,441

		9,245,133

	Software – 1.3%
100,864	ACI Worldwide, Inc.(a)	3,876,204
57,430	Verint Systems, Inc.(a)	3,858,147

		7,734,351

	Specialty Retail – 1.0%
116,730	Aaron’s Co., Inc. (The)(a)	2,213,201
139,939	Urban Outfitters, Inc.(a)	3,582,438

		5,795,639

	Thrifts & Mortgage Finance – 1.8%
51,041	Federal Agricultural Mortgage Corp., Class C	3,789,794
178,250	Meta Financial Group, Inc.	6,516,820

		10,306,614

	Trading Companies & Distributors – 1.5%
187,898	Alta Equipment Group, Inc.(a)	1,856,432
105,441	Herc Holdings, Inc.(a)	7,002,337

		8,858,769

	Wireless Telecommunication Services – 0.7%
132,811	United States Cellular Corp.(a)	4,075,970

	Total Common Stocks (Identified Cost $398,310,467)	567,502,071

Other Investments – 0.0%
	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	—

Principal Amount	Description	Value (†)
Short-Term Investments – 0.3%
$1,873,304	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $1,873,304 on 1/04/2021 collateralized by $1,910,800 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $1,910,800 including accrued interest(e) (Identified Cost $1,873,304)	$1,873,304

	Total Investments – 99.2% (Identified Cost $400,183,771)	569,375,375
	Other assets less liabilities – 0.8%	4,366,798

	Net Assets – 100.0%	$573,742,173

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$567,502,071	$—	$—	$567,502,071
Other Investments*	—	—	—	—
Short-Term Investments	—	1,873,304	—	1,873,304

Total	$567,502,071	$1,873,304	$—	$569,375,375

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2020 (Unaudited)

Banks	13.5%
Machinery	6.8
IT Services	6.3
Electronic Equipment, Instruments & Components	4.5
REITs - Warehouse/Industrials	3.5
Chemicals	3.5
Commercial Services & Supplies	3.3
Auto Components	3.2
Food Products	2.8
Hotels, Restaurants & Leisure	2.7
Media	2.7
Building Products	2.6
Construction & Engineering	2.3
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	39.1
Short-Term Investments	0.3

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%